Shareholder Report, Average Annual Return (Details)			10 Months Ended	12 Months Ended	56 Months Ended
	Nov. 28, 2023	Jan. 21, 2020	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
C000246525
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Counterpoint Quantitative Equity ETF
C000216396
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Counterpoint High Yield Trend ETF
Without Sales Load [Member] | C000246525
Average Annual Return [Line Items]
Average Annual Return, Percent			34.12%
Without Sales Load [Member] | C000216396
Average Annual Return [Line Items]
Average Annual Return, Percent				13.32%	1.13%
S&P 1000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			24.56%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
CP High Yield Trend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		CP High Yield Trend Index
Average Annual Return, Percent				14.18%	1.89%